History and Organization	6 Months Ended
Jun. 30, 2025
History and Organization [Abstract]
History and Organization
1.	History and Organization

Semilux International Ltd. (the “Company”) is primarily engaged in the development, integration, and commercialization of unmanned aerial vehicle (UAV) systems, defense-related technologies, and associated components and solutions. The Company collaborates with U.S.-based UAV manufacturers and technology partners to jointly pursue market opportunities in Taiwan.